FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE OF FINANCIAL CURRENT ASSETS AND LIABILITIES

As of September 30, 2024 and March 31, 2024, the carrying values of current assets and current liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments.

	Fair Value Measurements as of September 30, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at September 30, 2024
Liability
Long-term debt, including current portion of long-term debt	-	¥8,582,784	-	¥8,582,784

	Fair Value Measurements as of March 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at March 31, 2024
Liability
Long-term debt, including current portion of long-term debt	-	¥10,573,143	-	¥10,573,143

As of March 31, 2024 and 2023, the carrying values of current assets and current liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments.

	Fair Value Measurements as of March 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at March 31, 2024
Liability
Long-term debt, including current portion of long-term debt	-	¥10,573,143	-	¥10,573,143

	Fair Value Measurements as of March 31, 2023
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Liability
Long-term debt, including current portion of long-term debt	-	¥7,613,144	-	¥7,613,144